Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 2,638,840	$ 2,612,597
Clients [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	2,638,840	2,612,597
Clients [Member] | Corporate secretarial services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,596,118	1,525,397
Clients [Member] | Corporate secretarial services – related party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	22,828	22,707
Clients [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	624,430	493,520
Clients [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	395,464	570,973
Revenue recognized over time [Member] | Corporate secretarial services – continuous services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	886,941	863,971
Revenue recognized at a point in time [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	624,430	493,520
Revenue recognized at a point in time [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	395,464	570,973
Revenue recognized at a point in time [Member] | Corporate secretarial services – one-off services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 732,005	$ 684,133